Related Parties Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 11 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related party balances as of June 30, 2026 and December 31, 2025, and transactions for the six months ended June 30, 2026 and 2025 are as follows:

(1)	Related party relationships:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

(2)	Sales of products to a related party:

	For the Six Months Ended June 30,
	2026	2025
Jiangsu Hephaesi Semiconductor Co., Ltd	$61,961	$480,183

(3)	Purchases from a related party:

	For the Six Months Ended June 30,
	2026	2025
Anhui Zhongke	$41,722	$144,628

Our affiliated entity Anhui Zhongke and HUHU China entered into a software purchase agreement, whereby Anhui Zhongke sold factory management and monitoring software to HUHU China. The purchase price of the software is $41,722 and $144,628 for the six months ended June 30, 2026 and 2025, respectively. The software was then sold to customers and the purchase price of the software was included in cost of revenue.

(4)	Accounts receivable-a related party:

	As of June 30,	As of December 31,
	2026	2025

Jiangsu Hephaesi Semiconductor Co., Ltd	$75,862	$516,290

The account receivable balance as of June 30, 2026 has been approximately $790 collected as of September 9, 2026.

(5)	Due to a related party:

	As of June 30,	As of December 31,
	2026	2025

Mr. Yujun Xiao	$403,317	$—

Mr. Yujun Xiao made advances to the Company as working capital to support the Company’s operations. The balances are unsecured, interest-free and due upon demand.

(6)	Due from a related party:

	As of June 30,	As of December 31,
	2026	2025

Mr. Yujun Xiao	$—	$2,292

The balance represented travel advances issued to Mr. Yujun Xiao, which was later settled and recognized as expense reimbursements.